EQ ADVISORS TRUSTSM

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUPPLEMENT DATED OCTOBER 31, 2011 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011

This Supplement updates information contained in the Summary Prospectus dated May 1, 2011 of the EQ/JPMorgan Value Opportunities Portfolio of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at

www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a portfolio manager change for the EQ/JPMorgan Value Opportunities Portfolio.

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2011, as supplemented May 1, 2011, May 12, 2011, June 14, 2011, July 1, 2011, July 28, 2011, August 1, 2011, August 5, 2011, August 12, 2011, August 18, 2011, October 1, 2011 and October 31, 2011 and Statement of Additional Information (“SAI”), dated May 1, 2011, as supplemented May 1, 2011, June 14, 2011, July 1, 2011, August 1, 2011, August 12, 2011, August 16, 2011, October 1, 2011 and October 31, 2011 and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

Kelly B. Miller, of J.P. Morgan Investment Management Inc. (“JPMorgan”) no longer serves as a portfolio manager to the Portfolio. Information regarding Kelly B. Miller in the “Who Manages the Portfolio – Adviser: JPMorgan Investment Management Inc. – Portfolio Managers” section of the Prospectus is deleted.

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